United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: June 30, 2001
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:		3601 Green Road
			Suite 102
			Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		August 1, 2001

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	$69,364,222






                                                                      Value
Investment             Voting Authority
Name of Issuer                          Title of Class    Cusip       (x$1000)
Shares Discretion   Managers  Sole


General Electric Co.                    Com                369604103      3,808
78,116Sole         01                        78116
Intel Corporation                       Com                458140100      3,608
123,353Sole         01                       123353
Charter One Financial                   Com                160903100      3,394
106,381Sole         01                       106381
Microsoft Corp.                         Com                594918104      3,358
45,998Sole         01                        45998
ExxonMobil                              Com                30231g102      3,292
37,684Sole         01                        37684
Citigroup, Inc.                         Com                172967101      3,281
62,096Sole         01                        62096
Progressive Ins.                        Com                743315103      3,090
22,854Sole         01                        22854
Sun Microsystems Inc.                   Com                866810104      2,958
188,172Sole         01                       188172
American International Group            Com                026874107      2,901
33,738Sole         01                        33738
Alcoa, Inc.                             Com                013817101      2,881
73,129Sole         01                        73129
Applied Materials                       Com                038222105      2,868
58,410Sole         01                        58410
Amgen                                   Com                031162100      2,712
44,699Sole         01                        44699
Danaher Corp Del                        Com                235851102      2,687
47,985Sole         01                        47985
Johnson & Johnson                       Com                478160104      2,587
51,739Sole         01                        51739
American Electric Power Co. Inc.        Com                025537101      2,546
55,149Sole         01                        55149
Medtronic Inc.                          Com                585055106      2,534
55,077Sole         01                        55077
M B N A Corporation                     Com                55262l100      2,519
76,458Sole         01                        76458
Omnicom Group                           Com                681919106      2,432
28,280Sole         01                        28280
Enron Corp.                             Com                293561106      2,413
49,143Sole         01                        49143
Universal Forest Products               Com                913543104      2,392
106,298Sole         01                       106298
TRW Inc.                                Com                872649108      2,347
57,235Sole         01                        57235
Cardinal Health, Inc.                   Com                14149y108      2,297
33,296Sole         01                        33296
Kimberly-Clark Corp                     Com                494368103      2,217
39,655Sole         01                        39655
Precision Castparts Corp.               Com                740189105      2,200
58,785Sole         01                        58785
E M C Corp MASS                         Com                268648102      2,042
69,815Sole         01                        69815

/TEXT
/DOCUMEMT
/SUBMISSION